Description of Business	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Description of Business
(1)	Description of Business

Description of Business

These consolidated financial statements comprise the operations of Hanwha Q CELLS Investment Co., Ltd. (“the Company” or “the parent Company”) and its subsidiaries (collectively “Hanwha Q CELLS” or “the Group”). The Company was formed on September 12, 2012. The Company’s registered office is in the Cayman Islands.

The core business of Hanwha Q CELLS is the development, manufacturing, and marketing of crystalline film solar modules with monocrystalline and polycrystalline solar cells. Hanwha Q CELLS also provides a comprehensive range of services for the development and installation of ground-mounted and commercial rooftop photovoltaic systems.

The Group’s business activities commenced in 2012 with the acquisition of the former Q Cells SE, a manufacturer of solar cells and modules, in a business combination which was completed on October 16, 2012. The business combination is described in detail in Note 4. The Company was formed on September 12, 2012 for the purpose of consummating the business combination.

The Company is a wholly owned subsidiary of Hanwha Chemical Corporation, Seoul, Korea.